Note 7 - Long-term Debt and Notes Payable - Long-term Debt (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Long-term Loan	$ 5,165,566	$ 5,908,623
Less current installments	312,109	738,955
Long-term debt, excluding current installments	4,853,457	5,169,668
Virginia Real Estate Loan [Member]
Long-term Loan	4,119,850	4,580,173
North Carolina Real Estate Loan [Member]
Long-term Loan	$ 1,045,716	$ 1,328,450